GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS	GOODWILL AND INTANGIBLE ASSETS
Goodwill and intangible assets, net are as follows:

	December 31,
	2024	2023
	(In thousands)
Goodwill	$1,993,302	$2,137,883
Intangible assets with indefinite lives	345,451	373,455
Intangible assets with definite lives, net of accumulated amortization	209,022	330,477
Total goodwill and intangible assets, net	$2,547,775	$2,841,815
The following table presents the balance of goodwill by reportable segment, including the changes in the carrying value of goodwill and accumulated impairment losses, for the year ended December 31, 2024:

	Balance at December 31, 2023	Deductions	Balance at December 31, 2024	Accumulated Impairment Losses at December 31, 2024
	(In thousands)
Dotdash Meredith
Digital	$1,497,642	$—	$1,497,642	$(198,329)
Total Dotdash Meredith	1,497,642	—	1,497,642	(198,329)

Care.com	490,896		490,896	—
Search	—	—	—	(981,308)
Emerging & Other	149,345	(144,581)	4,764	(95,748)
Total	$2,137,883	$(144,581)	$1,993,302	$(1,275,385)
Deductions at Emerging & Other are due to the sale of assets of Mosaic Group on February 15, 2024. The accumulated impairment losses at December 31, 2024 and 2023 within Emerging & Other are attributable to Mosaic Group. See “Note 2—Summary of Significant Accounting Policies” for further discussion of the Company’s assessments of impairment of goodwill. Prior to the acquisition of Meredith in 2021, Dotdash’s previous goodwill balance of $198.3 million was fully impaired, resulting in its balance reflected in accumulated impairment losses at both December 31, 2024 and 2023. As a result of impairments previously recorded, the Search reportable segment has no goodwill.
The following table presents the balance of goodwill by reportable segment, including the changes in the carrying value of goodwill and accumulated impairment losses, for the year ended December 31, 2023:

	Balance at December 31, 2022	Impairment	Balance at December 31, 2023	Accumulated Impairment Losses at December 31, 2023
	(In thousands)
Dotdash Meredith
Digital	$1,497,642	$—	$1,497,642	$(198,329)
Total Dotdash Meredith	1,497,642	—	1,497,642	(198,329)

Care.com	490,896	—	490,896	—
Search	—	—	—	(981,308)
Emerging & Other	158,345	(9,000)	149,345	(95,748)
Total	$2,146,883	$(9,000)	$2,137,883	$(1,275,385)
During the third quarter of 2023, the Company reassessed the fair value of the Mosaic Group reporting unit (included within Emerging & Other prior to the sale of its assets on February 15, 2024) and recorded a goodwill impairment of $9.0 million. See “Note 2—Summary of Significant Accounting Policies” for further discussion of the Company’s assessments of impairment of goodwill.
At December 31, 2024 and 2023, intangible assets with definite lives are as follows:

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life
	(In thousands)			(Years)
Advertiser relationships	$297,000	$(211,694)	$85,306	5.0
Licensee relationships	171,000	(123,115)	47,885	4.9
Trade names	138,118	(77,639)	60,479	8.3
Content	104,939	(104,939)	—	2.9
Technology	91,900	(91,900)	—	2.0
Customer lists and user base	68,084	(52,732)	15,352	6.4
Professional relationships	800	(800)	—	4.0
Total	$871,841	$(662,819)	$209,022	5.1

	December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life
	(In thousands)			(Years)
Advertiser relationships	$297,000	$(154,819)	$142,181	5.0
Licensee relationships	171,000	(85,496)	85,504	4.9
Trade names	119,383	(54,165)	65,218	9.3
Content	104,939	(88,845)	16,094	2.9
Technology	116,110	(114,582)	1,528	2.2
Customer lists and user base	68,661	(48,721)	19,940	6.4
Professional relationships	800	(788)	12	4.0
Total	$877,893	$(547,416)	$330,477	5.0
At December 31, 2024, amortization of intangible assets with definite lives for each of the next five years and thereafter is estimated to be as follows:

Year Ending December 31,	(In thousands)
2025	$92,710
2026	73,030
2027	15,142
2028	5,519
2029	5,359
Thereafter	17,262
Total	$209,022